Subsequent Events	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Subsequent Events

On March 15, 2019, the Company announced a non-brokered private placement for gross proceeds of $3,500. The placement will consist of approximately 2,187,500 common shares (the “Shares”) priced at CAD$1.60 per Share (the “2019 Offering”).

The Company intends to use the net proceeds from the 2019 Offering to fund continued surface exploration at its Sombrero copper-gold project located in Ayacucho, Peru and for general working capital.

The Shares issued under the 2019 Offering will be subject to a four-month hold period and will not be registered in the United States. Commissions may be paid on a portion of the proceeds from the 2019 Offering. Closing of the 2019 Offering is anticipated to occur on or before March 29, 2019 and is subject to customary closing conditions including, but not limited to the negotiation, execution of subscription agreements and receipt of applicable regulatory approvals, including approval of the Toronto Stock Exchange.